Primary and secondary segments reporting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Condensed balance sheets and income statements of geographical segments
The condensed balance sheets and income statements of the various primary segments are as follows:

EUR million
	2021
Balance sheet (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Intra-Group eliminations	Total
Total assets	943,875	244,734	257,805	148,005	215,467	(214,051)	1,595,835
Loans and advances to customers	590,610	137,428	123,920	113,937	6,787	—	972,682
Cash, balances at central banks and credit institutions and other deposits on demand	219,154	34,857	43,134	21,804	88,918	(125,195)	282,672
Debt instruments	67,068	38,500	51,451	5,280	1,554	—	163,853
Other financial assets	37,250	12,555	23,809	47	2,203	—	75,864
Other asset accounts	29,793	21,394	15,491	6,937	116,005	(88,856)	100,764
Total liabilities	899,007	216,048	237,375	135,599	135,950	(125,197)	1,498,782
Customer deposits	619,486	121,989	120,500	55,327	1,042	—	918,344
Central banks and credit institutions	156,257	35,152	44,314	37,600	53,063	(125,197)	201,189
Marketable debt securities	73,629	38,061	23,461	36,710	74,302	—	246,163
Other financial liabilities***	38,706	14,652	40,490	1,397	430	—	95,675
Other liabilities accounts****	10,929	6,194	8,610	4,565	7,113	—	37,411
Total equity	44,868	28,686	20,430	12,406	79,517	(88,854)	97,053
Other customer funds under management	114,698	13,949	57,428	852	—	—	186,927
Investment funds	82,641	12,112	51,234	—	—	—	145,987
Pension funds	15,994	84	—	—	—	—	16,078
Assets under management	16,063	1,753	6,194	852	—	—	24,862
Other non-managed marketed customer funds	41,483	15,843	6,296	3,350	—	—	66,972
*Including Trading derivatives and Equity instruments.
**Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Investments in joint ventures and associated entities, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.
***Including Trading derivatives, Short positions and Other financial liabilities.
****Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

EUR million
	2020
Balance sheet (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Intra-Group eliminations	Total
Total assets	909,304	223,797	238,746	137,155	182,587	(183,339)	1,508,250
Loans and advances to customers	563,581	120,571	113,745	113,258	5,044	—	916,199
Cash, balances at central banks and credit institutions and other deposits on demand	180,245	28,666	43,154	12,058	61,174	(99,501)	225,796
Debt instruments	81,271	38,403	49,304	5,659	1,917	—	176,554
Other financial assets*	48,313	15,439	17,342	30	1,645	—	82,769
Other asset accounts**	35,894	20,718	15,201	6,150	112,807	(83,838)	106,932
Total liabilities	866,949	199,789	218,927	124,720	106,044	(99,501)	1,416,928
Customer deposits	582,353	102,924	111,808	51,399	826	—	849,310
Central banks and credit institutions	133,973	38,071	42,049	32,046	38,041	(99,501)	184,679
Marketable debt securities	84,201	36,583	21,280	35,965	57,240	—	235,269
Other financial liabilities***	54,634	16,182	35,456	1,370	493	—	108,135
Other liabilities accounts****	11,788	6,029	8,334	3,940	9,444	—	39,535
Total equity	42,355	24,008	19,819	12,435	76,543	(83,838)	91,322
Other customer funds under management	99,301	12,501	55,965	475	12	—	168,254
Investment funds	71,239	10,864	49,850	—	12	—	131,965
Pension funds	15,487	90	—	—	—	—	15,577
Assets under management	12,575	1,547	6,115	475	—	—	20,712
Other non-managed marketed customer funds	34,313	11,915	6,187	1,134	—	—	53,549
*Including Trading derivatives and Equity instruments.
**Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Investments in joint ventures and associated entities, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.
***Including Trading derivatives, Short positions and Other financial liabilities.
****Including' Hedging derivatives', Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

EUR million
	2019
Balance sheet (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Intra-Group eliminations	Total
Total assets	895,322	223,972	253,919	131,627	168,352	(150,497)	1,522,695
Loans and advances to customers	563,101	133,727	125,122	114,504	5,764	—	942,218
Cash, balances at central banks and credit institutions and other deposits on demand	140,528	22,904	51,379	8,794	32,804	(67,803)	188,606
Debt instruments	101,189	33,749	45,622	3,196	840	—	184,596
Other financial assets*	53,918	10,822	14,864	37	2,406	—	82,047
Other asset accounts**	36,586	22,770	16,932	5,096	126,538	(82,694)	125,228
Total liabilities	851,324	200,057	231,392	119,630	77,435	(67,802)	1,412,036
Customer deposits	559,720	98,915	114,817	50,120	793	—	824,365
Central banks and credit institutions	125,046	39,016	42,030	25,175	11,698	(67,802)	175,163
Marketable debt securities	94,882	44,097	29,840	38,661	54,497	—	261,977
Other financial liabilities***	59,241	11,773	34,072	1,652	636	—	107,374
Other liabilities accounts****	12,435	6,256	10,633	4,022	9,811	—	43,157
Total equity	43,998	23,915	22,527	11,997	90,917	(82,695)	110,659
Other customer funds under management	86,558	14,319	76,023	—	11	—	176,911
Investment funds	62,203	11,703	69,071	—	11	—	142,988
Pension funds	11,746	98	—	—	—	—	11,844
Assets under management	12,609	2,518	6,952	—	—	—	22,079
Other non-managed marketed customer funds	32,706	15,872	60	850	—	—	49,488
*Including 'Trading derivatives' and 'Equity instruments'.
**Including 'Hedging derivatives', 'Changes in the fair value of hedged items in portfolio hedges of interest risk', 'Investments in joint ventures and associated entities'', 'Assets under insurance or reinsurance contracts', 'Tangible assets', 'Intangible assets', 'Tax assets', other assets and non-current assets held for sale.
***Including Trading derivatives, Short positions and Other financial liabilities.
****Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

Schedule of condensed income statements of business segments
The condensed income statements for the primary segments are as follows:

EUR million
	2021
Underlying income statement (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate centre	Total
Net interest income	10,574	8,072	11,307	4,041	(624)	33,370
Net fee income	4,344	1,644	3,721	821	(28)	10,502
Gains (losses) on financial transactions*	756	224	716	8	(141)	1,563
Other operating income**	260	914	(407)	229	(27)	969
Total income	15,934	10,854	15,337	5,099	(820)	46,404
Administrative expenses, depreciation and amortisation	(8,318)	(4,967)	(5,379)	(2,405)	(346)	(21,415)
Net operating income***	7,616	5,887	9,958	2,694	(1,166)	24,989
Net loan-loss provisions****	(2,293)	(1,210)	(3,251)	(527)	(155)	(7,436)
Other gains (losses) and provisions*****	(1,290)	(145)	(474)	(194)	(190)	(2,293)
Operating profit/(loss) before tax	4,033	4,532	6,233	1,973	(1,511)	15,260
Tax on profit	(1,212)	(1,016)	(2,360)	(464)	(24)	(5,076)
Profit from continuing operations	2,821	3,516	3,873	1,509	(1,535)	10,184
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	2,821	3,516	3,873	1,509	(1,535)	10,184
Non-controlling interests	71	556	556	345	2	1,530
Attributable profit to the parent	2,750	2,960	3,317	1,164	(1,537)	8,654
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****'Net loan-loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 29 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release EUR 29 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2020
Underlying income statement (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Total
Net interest income	9,518	8,394	10,710	4,014	(642)	31,994
Net fee income	4,000	1,684	3,589	771	(29)	10,015
Gains (losses) on financial transactions*	868	251	765	16	287	2,187
Other operating income**	(106)	628	(209)	116	(25)	404
Total income	14,280	10,957	14,855	4,917	(409)	44,600
Administrative expenses, depreciation and amortisation	(8,275)	(4,677)	(5,357)	(2,329)	(329)	(20,967)
Net operating income***	6,005	6,280	9,498	2,588	(738)	23,633
Net loan-loss provisions****	(3,345)	(3,917)	(3,924)	(957)	(31)	(12,174)
Other gains (losses) and provisions*****	(970)	(132)	(320)	49	(412)	(1,785)
Operating profit/(loss) before tax	1,690	2,231	5,254	1,680	(1,181)	9,674
Tax on profit	(476)	(550)	(1,918)	(421)	(151)	(3,516)
Profit from continuing operations	1,214	1,681	3,336	1,259	(1,332)	6,158
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	1,214	1,681	3,336	1,259	(1,332)	6,158
Non-controlling interests	78	261	437	301	—	1,077
Attributable profit to the parent	1,136	1,420	2,899	958	(1,332)	5,081
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****'Loan loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2019
Underlying income statement (condensed)	Europe	North America	South America	Digital Consumer Bank	Corporate Centre	Total
Net interest income	9,656	8,834	13,270	3,982	(459)	35,283
Net fee income	4,423	1,776	4,787	843	(50)	11,779
Gains (losses) on financial transactions*	1,045	229	564	(10)	(297)	1,531
Other operating income**	399	673	(242)	90	(19)	901
Total income	15,523	11,512	18,379	4,905	(825)	49,494
Administrative expenses, depreciation and amortisation	(8,912)	(4,983)	(6,673)	(2,339)	(373)	(23,280)
Net operating income***	6,611	6,529	11,706	2,566	(1,198)	26,214
Net loan-loss provisions****	(1,333)	(3,656)	(3,789)	(508)	(35)	(9,321)
Other gains (losses) and provisions*****	(792)	(203)	(749)	18	(238)	(1,964)
Operating profit/(loss) before tax	4,486	2,670	7,168	2,076	(1,471)	14,929
Tax on profit	(1,218)	(652)	(2,626)	(527)	(80)	(5,103)
Profit from continuing operations	3,268	2,018	4,542	1,549	(1,551)	9,826
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	3,268	2,018	4,542	1,549	(1,551)	9,826
Non-controlling interests	167	426	664	326	(9)	1,574
Attributable profit to the parent	3,101	1,592	3,878	1,223	(1,542)	8,252
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***'Net Operating Income' is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****'Net loan-loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
The condensed income statements are as follows:

EUR million
	2021
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking	Wealth Management & Insurance	PagoNxt	Corporate centre	Total
Net interest income	30,595	2,921	477	1	(624)	33,370
Net fee income	7,045	1,744	1,248	493	(28)	10,502
Gains (losses) on financial transactions*	839	766	100	(1)	(141)	1,563
Other operating income**	390	188	416	2	(27)	969
Total income	38,869	5,619	2,241	495	(820)	46,404
Administrative expenses, depreciation and amortisation	(17,102)	(2,380)	(914)	(673)	(346)	(21,415)
Net operating income***	21,767	3,239	1,327	(178)	(1,166)	24,989
Net loan-loss provisions****	(7,082)	(151)	(38)	(10)	(155)	(7,436)
Other gains (losses) and provisions*****	(2,053)	(17)	6	(39)	(190)	(2,293)
Operating profit/(loss) before tax	12,632	3,071	1,295	(227)	(1,511)	15,260
Tax on profit	(3,898)	(821)	(309)	(24)	(24)	(5,076)
Profit/(loss) from continuing operations	8,734	2,250	986	(251)	(1,535)	10,184
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	8,734	2,250	986	(251)	(1,535)	10,184
Non-controlling interests	1,345	137	44	2	2	1,530
Attributable profit/(loss) to the parent	7,389	2,113	942	(253)	(1,537)	8,654
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 29 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 29 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2020
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking (SCIB)	Wealth Management & Insurance	PagoNxt	Corporate Centre	Total
Net interest income	29,401	2,842	394	(1)	(642)	31,994
Net fee income	6,986	1,542	1,154	362	(29)	10,015
Gains (losses) on financial transactions*	1,132	670	99	(1)	287	2,187
Other operating income**	(153)	202	383	(3)	(25)	404
Total income	37,366	5,256	2,030	357	(409)	44,600
Administrative expenses, depreciation and amortisation	(17,285)	(2,038)	(872)	(443)	(329)	(20,967)
Net operating income***	20,081	3,218	1,158	(86)	(738)	23,633
Net loan-loss provisions****	(11,633)	(470)	(28)	(12)	(31)	(12,174)
Other gains (losses) and provisions*****	(1,238)	(134)	1	(2)	(412)	(1,785)
Operating profit/(loss) before tax	7,210	2,614	1,131	(100)	(1,181)	9,674
Tax on profit	(2,328)	(750)	(272)	(15)	(151)	(3,516)
Profit/(loss) from continuing operations	4,882	1,864	859	(115)	(1,332)	6,158
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	4,882	1,864	859	(115)	(1,332)	6,158
Non-controlling interests	921	118	37	1	—	1,077
Attributable profit/(loss) to the parent	3,961	1,746	822	(116)	(1,332)	5,081
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2019
Underlying income statement (condensed)	Retail Banking	Santander Corporate & Investment Banking (SCIB)	Wealth Management & Insurance	PagoNxt	Corporate Centre	Total
Net interest income	32,588	2,655	479	20	(459)	35,283
Net fee income	8,663	1,520	1,190	456	(50)	11,779
Gains (losses) on financial transactions*	1,025	689	117	(3)	(297)	1,531
Other operating income**	291	289	340	—	(19)	901
Total income	42,567	5,153	2,126	473	(825)	49,494
Administrative expenses, depreciation and amortisation	(19,280)	(2,281)	(939)	(407)	(373)	(23,280)
Net operating income***	23,287	2,872	1,187	66	(1,198)	26,214
Net loan-loss provisions****	(9,132)	(156)	23	(21)	(35)	(9,321)
Other gains (losses) and provisions*****	(1,624)	(90)	(12)	—	(238)	(1,964)
Operating profit/(loss) before tax	12,531	2,626	1,198	45	(1,471)	14,929
Tax on profit	(3,916)	(794)	(280)	(33)	(80)	(5,103)
Profit/(loss) from continuing operations	8,615	1,832	918	12	(1,551)	9,826
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	8,615	1,832	918	12	(1,551)	9,826
Non-controlling interests	1,364	171	50	(2)	(9)	1,574
Attributable profit/(loss) to the parent	7,251	1,661	868	14	(1,542)	8,252
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Schedule of reconciliation of consolidated profit after tax to operating profit before tax
The tables below reconcile the underlying basis results to the statutory results for each of the periods presented as required by IFRS 8. For the purposes of these reconciliations, all material reconciling items are separately identified and described.
Grupo Santander assets and liabilities for management reporting purposes do not differ from the statutory reported figures and therefore are not reconciled.

EUR million
2021
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	33,370	—	33,370
Net fee income	10,502	—	10,502
Gains (losses) on financial transactions*	1,563	—	1,563
Other operating income**	969	—	969
Total income	46,404	—	46,404
Administrative expenses, depreciation and amortisation	(21,415)	—	(21,415)
Net operating income***	24,989	—	24,989
Net loan-loss provisions****	(7,436)	—	(7,436)
Other gains (losses) and provisions*****	(2,293)	(713)	(3,006)
Operating profit/(loss) before tax	15,260	(713)	14,547
Tax on profit	(5,076)	182	(4,894)
Adjusted profit for the year from continuing operations	10,184	(531)	9,653
Profit from discontinued operations (net)	—	—	—
Consolidated profit/(loss)	10,184	(531)	9,653
Non-controlling interests	(1,530)	1	(1,529)
Attributable profit/(loss) to the parent	8,654	(530)	8,124
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 29 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for an addition of EUR 29 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
Explanation of adjustments:
◦Restructuring costs for net impact of EUR -530 million, mainly in the United Kingdom and Portugal.

EUR million
2020
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	31,994	—	31,994
Net fee income	10,015	—	10,015
Gains (losses) on financial transactions*	2,187	—	2,187
Other operating income**	404	(321)	83
Total income	44,600	(321)	44,279
Administrative expenses, depreciation and amortisation	(20,967)	(163)	(21,130)
Net operating income***	23,633	(484)	23,149
Net loan-loss provisions****	(12,174)	(258)	(12,432)
Other gains (losses) and provisions*****	(1,785)	(11,008)	(12,793)
Operating profit/(loss) before tax	9,674	(11,750)	(2,076)
Tax on profit	(3,516)	(2,116)	(5,632)
Adjusted profit for the year from continuing operations	6,158	(13,866)	(7,708)
Profit from discontinued operations (net)	—	—	—
Consolidated profit/(loss)	6,158	(13,866)	(7,708)
Non-controlling interests	1,077	(14)	1,063
Attributable profit/(loss) to the parent	5,081	(13,852)	(8,771)
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for an addition of EUR 50 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations

EUR million
2019
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	35,283	—	35,283
Net fee income	11,779	—	11,779
Gains (losses) on financial transactions*	1,531	—	1,531
Other operating income**	901	(265)	636
Total income	49,494	(265)	49,229
Administrative expenses, depreciation and amortisation	(23,280)	—	(23,280)
Net operating income***	26,214	(265)	25,949
Net loan-loss provisions****	(9,321)	—	(9,321)
Other gains (losses) and provisions*****	(1,964)	(2,121)	(4,085)
Operating profit/(loss) before tax	14,929	(2,386)	12,543
Tax on profit	(5,103)	676	(4,427)
Adjusted profit for the year from continuing operations	9,826	(1,710)	8,116
Profit from discontinued operations (net)	—	—	—
Consolidated profit/(loss)	9,826	(1,710)	8,116
Non-controlling interests	1,574	27	1,601
Attributable profit/(loss) to the parent	8,252	(1,737)	6,515
*Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
**Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
***Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
****Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
*****Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 31 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.